SHARE-BASED COMPENSATION - Option valuation assumptions (Details) - Options	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Assumptions used in the valuation model
Expected dividend yield (as a percent)	8.70%	0.00%	0.00%
Expected volatility (as a percent)	60.00%	63.00%	50.00%
Expected term	6 years 29 days	6 years 29 days	3 months
Risk-free interest rate (as a percent)	1.96%	1.98%	0.72%